Depreciation, depletion and amortization (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Disclosure Of Detailed Information About Depreciation And Amortization Expense [Table Text Block]

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2025	2024	2025	2024
Total depreciation, depletion and amortization by segment
gas & low carbon energy	1,407	1,209	2,573	2,502
oil production & operations	1,933	1,698	3,720	3,355
customers & products	1,060	939	2,045	1,883
other businesses & corporate	241	252	486	508
	4,641	4,098	8,824	8,248
Total depreciation, depletion and amortization by geographical area
US	1,897	1,703	3,633	3,273
Non-US	2,744	2,395	5,191	4,975
	4,641	4,098	8,824	8,248